FAIR VALUE MEASUREMENTS - Schedule of Warrant Liability Activity (Details) - Warrant Liability - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 46	$ 78
Change in fair value	(16)	(32)
Ending balance	30	46
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	45	76
Change in fair value	(16)	(31)
Ending balance	29	45
Level 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0
Change in fair value	0	0
Ending balance	0	0
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	1	2
Change in fair value	0	(1)
Ending balance	$ 1	$ 1